Benefit Plans	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Benefit Plans

20. Benefit Plans

With the exception of our 401(k) plan, the obligations related to the benefit plans described below are recorded by SFC.

PENSION PLANS

Retirement Plan

The Springleaf Financial Services Retirement Plan (the “Retirement Plan”) is a noncontributory defined benefit plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Effective December 31, 2012, the Retirement Plan was frozen. U.S. salaried employees who were employed by a participating company, had attained age 21, and completed twelve months of continuous service were eligible to participate in the plan. Employees generally vested after 5 years of service. Prior to January 1, 2013, unreduced benefits were paid to retirees at normal retirement (age 65) and were based upon a percentage of final average compensation multiplied by years of credited service, up to 44 years. Our current and former employees will not lose any vested benefits in the Retirement Plan that accrued prior to January 1, 2013.

CommoLoCo Retirement Plan

The CommoLoCo Retirement Plan is a noncontributory defined benefit plan which is subject to the provisions of the Puerto Rico tax code. Effective December 31, 2012, the CommoLoCo Retirement Plan was frozen. Puerto Rican residents employed by CommoLoCo, Inc., our Puerto Rican subsidiary, who had attained age 21 and completed one year of service were eligible to participate in the plan. Our current and former employees in Puerto Rico will not lose any vested benefits in the CommoLoCo Retirement Plan that accrued prior to January 1, 2013.

Unfunded Defined Benefit Plans

We sponsor unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by our other retirement plans. These include: (i) Springleaf Financial Services Excess Retirement Income Plan (the “Excess Retirement Income Plan”), which provides a benefit equal to the reduction in benefits payable to certain employees under our qualified retirement plan as a result of federal tax limitations on compensation and benefits payable; and (ii) the Supplemental Executive Retirement Plan (“SERP”), which provides additional retirement benefits to designated executives. Benefits under the Excess Retirement Income Plan were frozen as of December 31, 2012, and benefits under the SERP were frozen at the end of August 2004.

401(K) PLANS

We sponsor voluntary savings plans for our U.S. employees and for our employees of CommoLoCo, Inc.

Springleaf Financial Services 401(k) Plan

The Springleaf Financial Services 401(k) Plan (the “401(k) Plan”) for 2016, 2015, and 2014 provided for a 100% Company matching on the first 4% of the salary reduction contributions of the employees. We do not anticipate any changes to the Company’s matching contributions for 2017.

In addition, the Company may make a discretionary profit sharing contribution to the 401(k) Plan. The Company has full discretion to determine whether to make such a contribution, and the amount of such contribution. In no event, however, will the discretionary profit sharing contribution exceed 4% of annual pay. In order to share in the retirement contribution, employees must have satisfied the 401(k) Plan’s eligibility requirements and be employed on the last day of the year. The employees are not required to contribute any money to the 401(k) Plan in order to qualify for the Company profit sharing contribution. The discretionary profit sharing contribution will be divided among participants eligible to share in the contribution for the year in the same proportion that the participant’s pay bears to the total pay of all participants. This means the amount allocated to each eligible participant’s account will, as a percentage of pay, be the same.

The OneMain employees were eligible to participate in the 401(k) Plan beginning on November 15, 2015.

The salaries and benefit expense associated with this plan was $21 million in 2016, $20 million in 2015, and $16 million in 2014.

CommoLoCo Thrift Plan

The CommoLoCo Thrift Plan provides for salary reduction contributions by employees and 100% matching contributions by the Company of up to 3% of annual salary and 50% matching contributions by the Company of the next 3% of annual salary depending on the respective employee’s years of service. There was no salaries and benefit expense associated with this plan for 2016, and this expense was immaterial in 2015 and 2014. We do not anticipate any changes to the Company’s matching contributions for 2017.

OBLIGATIONS AND FUNDED STATUS

The following table presents the funded status of the defined benefit pension plans and other postretirement benefit plans. The funded status of the plans is measured as the difference between the plan assets at fair value and the projected benefit obligation. We have recognized the aggregate of all overfunded plans in other assets and the aggregate of all underfunded plans in other liabilities.

(dollars in millions)	Pension (a)			Postretirement (b)
At or for the Years Ended December 31,	2016	2015	2014	2014

Projected benefit obligation, beginning of period	$388	$409	$323	$2
Interest cost	16	15	15	-
Actuarial loss (gain)	(6)	(24)	83	-
Benefits paid:
Plan assets	(13)	(12)	(12)	-
Curtailment	-	-	-	(2)
Projected benefit obligation, end of period	385	388	409	-

Fair value of plan assets, beginning of period	333	359	317	-
Actual return on plan assets, net of expenses	33	(15)	54	-
Company contributions	1	1	-	-
Benefits paid:
Plan assets	(13)	(12)	(12)	-
Fair value of plan assets, end of period	354	333	359	-
Funded status, end of period	$(31)	$(55)	$(50)	$-

Other liabilities recognized in the consolidated balance sheet	$(31)	$(55)	$(50)	$-

Pretax net loss recognized in accumulated other comprehensive income or loss	$(7)	$29	$(19)	$-

(a)	Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $10 million at December 31, 2016, 2015, and 2014.

(b)	We do not currently fund postretirement benefits.

The accumulated benefit obligation for U.S. pension benefit plans was $385 million at December 31, 2016 and $388 million at December 31, 2015.

Defined benefit pension plan obligations in which the projected benefit obligation (“PBO”) was in excess of the related plan assets and the accumulated benefit obligation (“ABO”) was in excess of the related plan assets were as follows:

(dollars in millions)	PBO and ABO Exceeds Fair Value of Plan Assets
December 31,	2016	2015

Projected benefit obligation	$385	$388
Accumulated benefit obligation	385	388
Fair value of plan assets	354	333

The following table presents the components of net periodic benefit cost recognized in income and other amounts recognized in accumulated other comprehensive income or loss with respect to the defined benefit pension plans and other postretirement benefit plans:

(dollars in millions)	Pension			Postretirement
Years Ended December 31,	2016	2015	2014	2014

Components of net periodic benefit cost:
Interest cost	$16	$15	$15	$-
Expected return on assets	(17)	(19)	(16)	-
Curtailment gain	-	-	-	(2)
Settlement gain	-	-	-	(4)
Net periodic benefit cost	(1)	(4)	(1)	(6)

Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Net actuarial loss (gain)	(22)	9	46	-
Net settlement gain	-	-	-	4
Total recognized in other comprehensive income or loss	(22)	9	46	4

Total recognized in net periodic benefit cost and other comprehensive income or loss	$(23)	$5	$45	$(2)

We have made the following estimates relating to our combined defined benefit pension plans and our defined benefit postretirement plans:

●	the estimated net loss that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year will be less than $1 million for our combined defined benefit pension plans;

●	the estimated prior service credit that will be amortized from accumulated other comprehensive income or loss into net periodic benefit cost over the next fiscal year will be zero for our combined defined benefit pension plans; and

●	the estimated amortization from accumulated other comprehensive income or loss for net loss and prior service credit that will be amortized into net periodic benefit cost over the next fiscal year will be zero for our defined benefit postretirement plans.

Assumptions

The following table summarizes the weighted average assumptions used to determine the projected benefit obligations and the net periodic benefit costs:

	Pension		Postretirement
December 31,	2016	2015	2016	2015

Projected benefit obligation:
Discount rate	4.04%	4.26%	*	3.45%
Rate of compensation increase	-	-	*	*

Net periodic benefit costs:
Discount rate	4.26%	3.89%	*	3.80%
Expected long-term rate of return on plan assets	5.27%	5.27%	*	*
Rate of compensation increase (average)	-	-	*	*

*	Not applicable

Discount Rate Methodology

The projected benefit cash flows were discounted using the spot rates derived from the unadjusted Citigroup Pension Discount Curve at December 31, 2016 and an equivalent weighted average discount rate was derived that resulted in the same liability. This single discount rate for each plan was used.

Investment Strategy

The investment strategy with respect to assets relating to our pension plans is designed to achieve investment returns that will (i) provide for the benefit obligations of the plans over the long term; (ii) limit the risk of short-term funding shortfalls; and (iii) maintain liquidity sufficient to address cash needs. Accordingly, the asset allocation strategy is designed to maximize the investment rate of return while managing various risk factors, including but not limited to, volatility relative to the benefit obligations, diversification and concentration, and the risk and rewards profile indigenous to each asset class.

Allocation of Plan Assets

The long-term strategic asset allocation is reviewed and revised annually. The plans’ assets are monitored by our Retirement Plans Committee and the investment managers, which can entail allocating the plans assets among approved asset classes within pre-approved ranges permitted by the strategic allocation.

At December 31, 2016, the actual asset allocation for the primary asset classes was 90% in fixed income securities, 9% in equity securities, and 1% in cash and cash equivalents. The 2017 target asset allocation for the primary asset classes is 89% in fixed income securities and 11% in equity securities. The actual allocation may differ from the target allocation at any particular point in time.

The expected long-term rate of return for the plans was 5.3% for the Retirement Plan and 5.8% for the CommoLoCo Retirement Plan for 2016. The expected rate of return is an aggregation of expected returns within each asset class category. The expected asset return and any contributions made by the Company together are expected to maintain the plans’ ability to meet all required benefit obligations. The expected asset return with respect to each asset class was developed based on a building block approach that considers historical returns, current market conditions, asset volatility and the expectations for future market returns. While the assessment of the expected rate of return is long-term and thus not expected to change annually, significant changes in investment strategy or economic conditions may warrant such a change.

Expected Cash Flows

Funding for the U.S. pension plan ranges from the minimum amount required by ERISA to the maximum amount that would be deductible for U.S. tax purposes. This range is generally not determined until the fourth quarter. Contributed amounts in excess of the minimum amounts are deemed voluntary. Amounts in excess of the maximum amount would be subject to an excise tax and may not be deductible under the IRC. Supplemental and excess plans’ payments and postretirement plan payments are deductible when paid.

The expected future benefit payments, net of participants’ contributions, of our defined benefit pension plans at December 31, 2016 are as follows:

(dollars in millions)	Pension

2017	$15
2018	15
2019	16
2020	16
2021	17
2022-2026	90

FAIR VALUE MEASUREMENTS - PLAN ASSETS

The inputs and methodology used in determining the fair value of the plan assets are consistent with those used to measure our assets.

The following table presents information about our plan assets measured at fair value and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

(dollars in millions)	Level 1	Level 2	Level 3	Total

December 31, 2016
Assets:
Cash and cash equivalents	$3	$-	$-	$3
Equity securities:
U.S. (a)	-	17	-	17
International (b)	-	15	-	15
Fixed income securities:
U.S. investment grade (c)	-	310	-	310
U.S. high yield (d)	-	9	-	9
Total	$3	$351	$-	$354

December 31, 2015
Assets:
Cash and cash equivalents	$3	$-	$-	$3
Equity securities:
U.S. (a)	-	16	-	16
International (b)	-	15	-	15
Fixed income securities:
U.S. investment grade (c)	-	291	-	291
U.S. high yield (d)	-	8	-	8
Total	$3	$330	$-	$333

(a)	Includes index mutual funds that primarily track several indices including Standard and Poor’s Rating Services (“S&P”) 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.

(b)	Includes investment mutual funds in companies in emerging and developed markets.

(c)	Includes investment mutual funds in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.

(d)	Includes investment mutual funds in securities or debt obligations that have a rating below investment grade.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Based on our investment strategy, we have no significant concentrations of risks.